Consolidated Statements of Cash Flows (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Provision for allowance for doubtful accounts	¥ 75,840	$ 11,623	¥ 39,952	¥ 23,999
Related Party
Provision for allowance for doubtful accounts	¥ 3,344	$ 512	¥ (2,336)	¥ 1,528